PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefit Expense [Abstract]
Changes in benefit obligations and plan assets and funded status and weighted-average assumptions used to determine the benefit obligation
The following table presents the changes in benefit obligations and plan assets for 2011 and 2010 and the funded status and weighted-average assumptions used to determine the benefit obligation at each year end (dollars in thousands):

	2011			2010
	Pension benefits	Other benefits	Total	Pension benefits	Other benefits	Total

Benefit obligations:
Balance, January 1	$581,329	$82,527	$663,856	$532,328	$81,186	$613,514
Interest cost	31,359	4,122	35,481	30,713	4,284	34,997
Service cost	11,882	2,011	13,893	14,411	1,955	16,366
Actuarial (gain) loss	86,200	6,757	92,957	31,417	(1,310)	30,107
Special termination benefits	104	396	500	-	-	-
Plan curtailments	4,690	(5,773)	(1,083)	(5,398)	-	(5,398)
Benefits paid	(25,213)	(2,981)	(28,194)	(22,142)	(3,588)	(25,730)
Balance, December 31	690,351	87,059	777,410	581,329	82,527	663,856

Plan assets:
Fair value, January 1	421,940	-	421,940	337,282	-	337,282
Actual return	(1,715)	-	(1,715)	49,535	-	49,535
Employer contributions	53,394	-	53,394	57,265	-	57,265
Benefits paid	(25,213)	-	(25,213)	(22,142)	-	(22,142)
Fair value, December 31	448,406	-	448,406	421,940	-	421,940
Net benefit liabilities	$(241,945)	$(87,059)	$(329,004)	$(159,389)	$(82,527)	$(241,916)

Amounts recognized in Consolidated Balance Sheet:
Accrued liabilities	$(50,554)	$(4,690)	$(55,244)	$(52,735)	$(4,510)	$(57,245)
Other liabilities (long-term)	(191,391)	(82,369)	(273,760)	(106,654)	(78,017)	(184,671)
Net benefit liabilities	$(241,945)	$(87,059)	$(329,004)	$(159,389)	$(82,527)	$(241,916)

Net (expense) credit recognized in net benefit cost	$91,495	$(73,312)	$18,183	$50,937	$(69,015)	$(18,078)

Amounts not yet reflected in net periodic benefit cost:
Actuarial loss	(370,098)	(13,599)	(383,697)	(269,690)	(12,847)	(282,537)
Transition obligation	-	(474)	(474)	-	(1,324)	(1,324)
Prior service credit	36,658	326	36,984	59,364	659	60,023
Total accumulated other comprehensive loss	(333,440)	(13,747)	(347,187)	(210,326)	(13,512)	(223,838)
Net benefit liabilities	$(241,945)	$(87,059)	$(329,004)	$(159,389)	$(82,527)	$(241,916)

Weighted-average assumptions:
Discount rate	4.56%	4.46%		5.45%	5.26%
Rate of compensation increase	4.15%			4.15%

Accumulated benefit obligations	The ABO at December 31 for all pension plans in the aggregate is presented below (in thousands):
	2011	2010

Accumulated benefit obligation	$690,148	$581,141

Amounts amortized from accumulated other comprehensive to net periodic benefits cost
Rowan expects that the following amounts, which are classified in accumulated other comprehensive loss, a component of stockholders' equity, will be recognized as net periodic benefits cost in 2012 (in thousands):

	Pension benefits	Other retirement benefits	Total

Actuarial loss	$24,947	$341	$25,288
Transition obligation	-	475	475
Prior service cost (credit)	(4,647)	(147)	(4,794)
Total amortization	$20,300	$669	$20,969

Components of net periodic pension cost and weighted-average assumptions used to determine net cost
The components of net periodic pension cost and the weighted-average assumptions used to determine net cost were as follows (dollars in thousands):

	2011	2010	2009

Service cost	$11,882	$14,411	$15,941
Interest cost	31,359	30,713	32,477
Expected return on plan assets	(34,008)	(30,640)	(28,875)
Recognized actuarial loss	21,515	19,393	16,277
Amortization of prior service cost	(6,001)	(6,677)	(3,465)
Curtailment (gain) loss recognized	(12,014)	-	-
Special termination benefit recognized	104	-	-
Net periodic pension cost	$12,837	$27,200	$32,355
Less: Discontinued operations	6,598	(12,765)	(16,139)
Continuing operations	$19,435	$14,435	$16,216

Discount rate	5.36%	5.97%	6.41%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	4.15%	4.15%	4.15%

The components of net periodic cost of other postretirement benefits and the weighted average discount rate used to determine net cost were as follows (dollars in thousands):

	2011	2010	2009

Service cost	$2,011	$1,955	$2,040
Interest cost	4,122	4,284	4,594
Recognized actuarial loss	233	64	216
Amortization of transition obligation	600	662	662
Amortization of prior service cost	(185)	(204)	(204)
Special termination benefit recognized	396	-	-
Curtailment loss recognized	102	-	-
Net periodic cost of other postretirement benefits	$7,279	$6,761	$7,308
Less: Discontinued operations	(1,618)	(2,390)	(2,570)
Continuing operations	$5,661	$4,371	$4,738

Discount rate	5.14%	5.83%	6.34%

Effect of one-percentage-point change in assumed health care cost trend rates
A one-percentage-point change in the assumed health care cost trend rates would change the reported amounts as follows (in thousands):

	One-percentage-point change
	Increase	Decrease

Effect on total service and interest cost components for the year	$538	$(461)
Effect on postretirement benefit obligation at year-end	5,220	(4,612)

Target allocations among asset categories and fair values of each category of plan assets, classified by level within fair value hierarchy
The plans will periodically reallocate assets in accordance with the allocation targets, after giving consideration to the expected level of cash required to pay current benefits and plan expenses (dollars in thousands):

	Target allocation - % of Plan assets	Target allocation - % of category	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2011:
Equity securities:	62.5% to 72.5%
S&P 500 Stock Index		22.5% to 52.5%	$168,910	$168,910	$-	$-
Small cap growth		0% to 10%	22,462	22,462	-	-
Small cap value		0% to 10%	20,425	20,425	-	-
International		10% to 30%	77,270	-	77,270	-
Fixed income:	22.5% to 32.5%
Cash and equivalents		0% to 10%	11,442	1	11,441	-
Aggregate fixed income		10% to 16%	64,703	-	64,703	-
Core plus fixed income		7.5% to 17.5%	61,243	61,243	-	-
Real estate	0% to 10%		21,951	-	21,951	-
Total			$448,406	$273,041	$175,365	$-

December 31, 2010:
Equity securities:	62.5% to 72.5%
S&P 500 Stock Index		14.5% to 24.5%	$83,993	$83,993	$-	$-
Large cap growth		4% to 14%	39,039	-	39,039	-
Large cap value		4% to 14%	38,565	38,565	-	-
Small cap growth		0% to 10%	23,158	23,158	-	-
Small cap value		0% to 10%	21,340	21,340	-	-
International		10% to 30%	80,151	-	80,151	-
Fixed income:	22.5% to 32.5%
Cash and equivalents		0% to 10%	9,627	1	9,626	-
Aggregate fixed income		10% to 16%	54,393	-	54,393	-
Core plus fixed income		7.5% to 17.5%	51,468	51,468	-	-
Real estate	0% to 10%		20,206	-	20,206	-
Total			$421,940	$218,525	$203,415	$-

Estimated future annual payments for pension and other postretirement benefits
Rowan estimates that the plans will make the following annual payments for pension and other postretirement benefits based upon existing benefit formulas and including amounts attributable to future employee service (in thousands):

	Pension benefits	Other postretirement benefits
Year ended December 31,
2012	$50,820	$4,990
2013	39,650	5,300
2014	32,950	5,610
2015	35,270	6,080
2016	36,480	6,570
2017 though 2021	203,190	32,330